Note 19. Income Taxes (Tables)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Years ended October 31	2012	2011	2010
Canadian	$2,491	$57,453	$(61,247)
Foreign	1,033	3,171	(22,382)
Income (loss) from continuing operations before income taxes	$3,524	$60,624	$(83,629)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Years ended October 31	2012	2011	2010
Canadian income tax expense (recovery)
Current	$(5,211)	$12,851	$(9,615)
Deferred	38,137	3,666	(6,998)
Foreign income tax (recovery) expense
Current	(533)	605	1,308
Deferred	-	-	15,492
Income tax expense	$32,393	$17,122	$187

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Years ended October 31	2012	2011	2010
Expected income tax expense (recovery) at the 25% (2011 – 27%; 2010 – 30%) statutory rate	$893	$16,372	$(25,050)
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	48,515	(406)	19,599
Tax benefit arising on utilization of R&D tax credits	(1,339)	(438)	(11)
Net changes in reserves for uncertain tax positions(a)	14,758	1,398	(10,217)
Foreign earnings taxed at rates different from the statutory rate	(264)	(1,166)	1,726
Stock-based compensation	397	471	269
Impact of income tax rate changes	(2,297)	-	1,065
Deferred tax rate differential	1,159	788	(562)
Provision to previously filed tax returns	(5,744)	(671)	4,188
Non-taxable portion of capital loss on investments	(26,694)	-	-
Other investment write downs	-	(109)	-
Non-deductible foreign exchange losses	-	-	6,950
Impact of non-deductible expenses and other differences	3,009	883	2,230
Reported income tax expense	$32,393	$17,122	$187

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of October 31	2012	2011
Tax benefit of losses carried forward	$128,124	$99,498
Tax basis in excess of book value	2,883	9,756
Investment tax credits	68,088	65,283
Provisions and reserves	385	(2,195)
Other comprehensive loss	20,025	8,609
Deferred tax assets before valuation allowance	219,505	180,951
Unrecognized tax benefits	(12,872)	-
Valuation allowance	(149,637)	(100,053)
Net deferred tax assets	$56,996	$80,898

Summary of Income Tax Contingencies [Table Text Block]
As at October 31	2012	2011
Gross unrecognized tax benefits, beginning of year	$9,377	$7,842
Additions for tax positions from prior years	17,104	218
Reductions for tax positions from prior years	(3,513)	(1,177)
Additions for tax positions related to the current year	10,388	2,346
Currency translation adjustment	118	148
Gross unrecognized tax benefits, end of year	$33,474	$9,377